PGIM High Yield Fund Investment Strategy - PGIM High Yield Fund	Aug. 31, 2026
Prospectus [Line Items]
Strategy [Heading]	INVESTMENTS, RISKS AND PERFORMANCEPrincipal Investment Strategies.
Strategy Narrative [Text Block]	To achieve the Fund's income objective, the Fund invests, under normal circumstances, at least 80% of its investable assets in a diversified portfolio of high yield fixed income instruments rated Ba1 or lower by Moody's Investors Service, Inc.(“Moody's”) or BB+ or lower by S&P Global Ratings (“S&P”), and instruments either comparably rated by another nationally recognized statistical rating organization (“NRSRO”), or considered by the subadviser to be of comparable quality, that is, junk bonds. Such instruments also include other investments (including derivatives) with similar economic characteristics. The term “investable assets” refers to the Fund's net assets plus any borrowings for investment purposes. The Fund's investable assets will be less than its total assets to the extent that it has borrowed money for non-investment purposes, such as to meet anticipated redemptions. Any derivatives instruments that provide investment exposure to the securities suggested by the Fund's name, or facilitate the Fund's investment in those securities by increasing or decreasing the Fund's exposure to one or more risk factors associated with those securities, are counted (as applicable) toward compliance with the Fund's 80% investment policy. The Fund may invest up to 20% of its investable assets in U.S. currency-denominated fixed income securities of foreign governments and other foreign issuers, including Brady Bonds, which are long-term bonds issued by developing nations, and preferred stock. The Fund may also invest up to 10% of its investable assets in foreign currency-denominated fixed income securities issued by foreign or domestic issuers. Foreign government fixed income securities include securities issued by quasi-governmental entities, governmental agencies, supranational entities and other governmental entities. The Fund’s investments in foreign issuers may include issuers located anywhere in the world, including emerging markets. From time to time the Fund’s investments may be concentrated in a geographic region or country. The Fund may use various derivative strategies to try to improve the Fund’s returns. The subadviser may also use hedging techniques to try to protect the Fund’s assets. Although the Fund has the flexibility to make use of derivatives, it may choose not to for a variety of reasons, even under very volatile market conditions. In managing the Fund’s assets, the subadviser uses a combination of top-down economic analysis and bottom-up research in conjunction with proprietary quantitative models and risk management systems. In the top-down economic analysis, the subadviser develops views on economic, policy and market trends by continually evaluating economic data that affect the movement of markets and securities prices. In its bottom-up research, the subadviser develops an internal rating and outlook on issuers. The rating and outlook are determined based on a thorough review of the financial health and trends of the issuer. The subadviser may also consider investment factors such as expected total return, yield, spread and potential for price appreciation as well as credit quality, maturity and risk. The Fund may invest in a security based upon the expected total return rather than the yield of such security. The subadviser generally will employ fundamental analysis in making such determinations. Fundamental analysis involves review of financial statements and other data to attempt to predict an issuer’s prospects and to try to decide whether the price of the issuer’s security is undervalued or overvalued.